Earnings Per Share - Antidilutive Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Options
Antidilutive stock options
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	855,679	576,776	209,294